Aberdeen Funds

Aberdeen Tax-Free Income Fund

Supplement dated December 7, 2016 to the Prospectus dated February 29, 2016, as amended
March 9, 2016 and supplemented to date (the “Prospectus”)

The following replaces the Portfolio Manager table for the Aberdeen Tax-Free Income Fund in the section entitled, “Summary — Aberdeen Tax-Free Income Fund — Portfolio Managers” on page 108 of the Prospectus:

Name	Title	Served on the Fund Since
Edward Grant	Senior Investment Manager	2011
Lesya Paisley	Senior Investment Manager	2015

The following replaces the information for the Aberdeen Tax-Free Income Fund in the section entitled, “Fund Management - Portfolio Management” beginning on page 190 of the Prospectus:

Aberdeen Tax-Free Income Fund

The Tax-Free Income Fund is managed by the North American Fixed Income Team. Portfolio decisions are made by the Senior Portfolio Managers responsible for the fund together with other team members.

The Team is jointly and primarily responsible for the day-to-day management of the Fund, with the following members having the most significant responsibility for the day-to-day management of the Fund, as indicated:

Portfolio Managers	Funds

Edward Grant, Senior Investment Manager
Edward Grant is a Senior Investment Manager on the North American Fixed Income team. Edward joined Aberdeen following the acquisition of Deutsche Asset Management’s London and Philadelphia fixed income businesses in 2005. Before joining Aberdeen, Edward worked for PNC and Deutsche Bank Capital Corp where he was a fixed income portfolio manager. Previously, Edward worked for Raymond James & Associates as head of corporate research. Prior to that, Edward worked for American Century Investments and ING Investment Management as a credit analyst. Edward graduated with a BS from Lebanon Valley College, Pennsylvania, and an MBA from Widener University, Pennsylvania.

Aberdeen Tax-Free Income Fund

Lasya Paisley, Senior Investment Manager
Lesya Paisley is a Senior Investment Manager on the North American Fixed Income team. Previously, Lesya spent over ten years in credit research covering various industrial sectors. Lesya joined Aberdeen via the acquisition of Deutsche Asset Management’s London and Philadelphia fixed income businesses in 2005. She had been with DeAM from September 2003. Lesya graduated with a BS from the University of Virginia, McIntire School of Commerce.

Aberdeen Tax-Free Income Fund

Please retain this Supplement for future reference.

Aberdeen Funds

Aberdeen Tax-Free Income Fund

Supplement dated December 7, 2016 to the Statement of Additional Information dated
February 29, 2016, as amended March 9, 2016 and supplemented to date (the “SAI”)

All references to Michael Degernes are deleted from the SAI.

The following is added to the table reflecting the portfolio managers’ ownership of shares of the Fund(s) he or she manages, in the section entitled, “INVESTMENT ADVISORY AND OTHER SERVICES — Portfolio Managers” on page 136 of the SAI:

Portfolio Manager	Portfolio	Dollar Range of Portfolio Shares Owned
Lesya Paisley*	Aberdeen Tax-Free Income Fund	None

*Information is as of December 6, 2016.

The following replaces the information with respect to Edward Grant in the table in Appendix A of the SAI under “OTHER MANAGED ACCOUNTS” beginning on page A-3:

Name of Portfolio Manager	Number of Other Accounts Managed by Each Portfolio Manager and Total Assets (in millions) by Category (as of October 31, 2015)

Aberdeen Asset Management Inc.

Edward Grant** Tax-Free Income Fund	Registered Investment Companies: 1 account, $525.29 total assets Other Pooled Investment Vehicles: 16 accounts, $1,291.37 total assets Other Accounts: 27 accounts, $7,662.54 total assets

**The “Other Accounts Managed” represents the accounts managed by the teams of which the portfolio manager is a member. This information is as of September 30, 2016.

The following is added to the table in Appendix A of the SAI under “OTHER MANAGED ACCOUNTS” beginning on page A-3:

Name of Portfolio Manager	Number of Other Accounts Managed by Each Portfolio Manager and Total Assets (in millions) by Category (as of October 31, 2015)

Aberdeen Asset Management Inc.

Lesya Paisley** Tax-Free Income Fund	Registered Investment Companies: 1 account, $525.29 total assets Other Pooled Investment Vehicles: 16 accounts, $1,291.37 total assets Other Accounts: 27 accounts, $7,662.54 total assets

**The “Other Accounts Managed” represents the accounts managed by the teams of which the portfolio manager is a member. This information is as of September 30, 2016.

Please retain this Supplement for future reference.